INTANGIBLE ASSETS	12 Months Ended
May 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS

NOTE 5 – INTANGIBLE ASSETS

In the Company’s fiscal year ended May 31, 2021, the Company acquired laboratory assets and operations, including the laboratory’s CLIA certification and its state operating licenses from a provider of molecular diagnostic tests. The Company allocated $197,761 of the total purchase price to the certification and licenses, which it considers indefinite-lived intangible assets.